Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Class IA | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Class IA | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Class IA | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class IA | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class IA | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class IA | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class IA | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class IA | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class IA | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class IB | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Class IB | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Class IB | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Class IB | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class IB | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class IB | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class IB | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class IB | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class IB | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%